Investments Accounted for Using the Equity Method - Fair Value of Interests in Listed Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Carrying amount	¥ 154,004	¥ 142,843	¥ 144,059
SPD Bank [member]
Disclosure of associates [line items]
Carrying amount	95,858		86,951
Fair value	65,993		52,282
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Carrying amount	48,738		47,299
Fair value	75,729		63,738
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Carrying amount	2,275		1,887
Fair value	9,268		6,623
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Carrying amount	7,087		7,913
Fair value	¥ 6,432		¥ 6,589